Note 8 - Employee Benefit Plans	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
NOTE
8—EMPLOYEE
BENEFIT PLANS

Consumers National maintains a
401
(k) savings and retirement plan that permits eligible employees to make before- or after-tax contributions to the plan, subject to the dollar limits from Internal Revenue Service regulations. Consumers National matches
100%
of the employee’s voluntary contributions to the plan based on the amount of each participant’s contributions up to a maximum of
4%
of eligible compensation. All regular full-time and part-time employees who complete six
months of service and are at least
21
years of age are eligible to participate. Amounts charged to operations were
$206
and
$190
for the years ended
June 30, 2018
and
2017,
respectively.

Consumers National maintains a nonqualified Salary Continuation Plan (SCP) to reward and encourage certain Consumers National executives to remain employees of Consumers National. The SCP is considered an unfunded plan for tax and Employee Retirement Income Security Act (ERISA) purposes and all obligations arising under the SCP are payable from the general assets of Consumers. The estimated present value of future benefits to be paid to certain current and former executives totaled
$2,321
as of
June
30,
2018
and
$2,152
as of
June
30,
2017
and is included in other liabilities. For purposes of calculating the present value of future benefits, the discount rate in effect at
June 30, 2018
and
2017
was
4.5%.
For the years ended
June 30, 2018
and
2017,
$225
and
$196,
respectively, have been charged to expense in connection with the SCP. Distributions to participants were
$56
and
$64
for the years ending
June 30, 2018
and
2017,
respectively.

The
2010
Omnibus Incentive Plan (
2010
Plan) is a nonqualified share based compensation plan. The
2010
Plan was established to promote alignment between key employees’ performance and Consumers’ shareholder interests by motivating performance through the award of stock-based compensation. The
2010
Plan is intended to attract, retain and motivate talented employees and compensate outside directors for their service to Consumers. The
2010
Plan has been approved by Consumers’ shareholders. The Compensation Committee of Consumers’ Board of Directors has sole authority to select the employees, establish the awards to be issued, and approve the terms and conditions of each award contract.

Under the
2010
Plan, Consumers
may
grant, among other things, nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, or any combination thereof to any employee and outside director. Each award is evidenced by an award agreement that specifies the number of shares awarded, the vesting period, the performance requirements, and such other provisions as the Compensation Committee determines. Upon a change-in-control of Consumers, as defined in the
2010
Plan, all outstanding awards immediately vest.

Consumers has granted restricted stock awards to certain employees and directors. Restricted stock awards are issued at no
cost to the recipient and can be settled only in shares at the end of the vesting period. If certain specified performance targets as established by the Compensation Committee are achieved, awards vest at the end of the measurement period of the specified performance targets and on each anniversary date of the award over a three
-year period. Restricted stock awards provide the holder with full voting rights and dividends during the vesting period. Cash dividends are reinvested into shares of stock and are subject to the same restrictions and vesting as the initial award. All dividends are forfeitable in the event the shares do not
vest. The fair value of the restricted stock awards, which is used to measure compensation expense, is the closing market price of Consumers’ common stock on the date of the grant and compensation expense is recognized over the vesting period of the awards. Restricted stock awarded during the period presented vest under a graduated schedule over a three
-year period.

The following table summarizes the status of the restricted stock awards:

	Restricted Stock Awards	Weighted- Average Grant Date Fair Value Per Share
Outstanding at June 30, 2017	1,429	$15.75
Granted	6,321	21.00
Vested	(4,259)	21.00
Expired	(1,429)	15.75
Non-vested at June 30, 2018	2,062	$21.00

There was
$101
in expense recognized in the
2018
fiscal year in connection with the restricted stock awards. There was no
expense recognized in the
2017
fiscal year in connection with the restricted stock awards since grants scheduled to vest expired due to not
meeting the performance target. As of
June 30, 2018,
there was
$43
of total unrecognized compensation expense related to non-vested shares and the expense is expected to be recognized over the next two
years.